Note 20 - Income Taxes - Income (Loss) Before Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (Loss) from Continuing Operations before Income Taxes	€ 4,444	€ (907)	€ (396)
FRANCE
Income (Loss) from Continuing Operations before Income Taxes, Domestic	4,936	(543)	2,029
UNITED STATES
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(850)	(380)	(1,811)
UNKNOWN COUNTRY
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ 358	€ 16	€ (614)